VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2011
VARIABLE INTEREST ENTITIES
6.	VARIABLE INTEREST ENTITIES

The company has a 50.001% interest in PREI and consolidates 100% of it as PREI is a VIE in which the company is the primary beneficiary. PREI consists of an integrated hydroelectric power generating, transmission and distribution system which includes two hydroelectric stations in B.C. with installed capacity of 83 megawatts.  The company purchases 100% of the power generated by PREI.

The company has limited access to PREI’s financial assets, which generally take the form of interest on loans, management fees and earnings distributions based on the company’s interest in PREI. In addition, creditors of PREI have recourse limited to the assets in PREI.

Effective January 1, 2011, PREI changed their financial reporting framework from Canadian Generally Accepted Accounting Principles (Canadian GAAP) to International Financial Reporting Standards (IFRS). The condensed financial information presented below has been prepared in accordance with U.S. GAAP.

PREI was required under IFRS to adopt a componentization approach in estimating the useful lives of its property, plant and equipment. Under U.S. GAAP, componentization is an acceptable approach for estimating useful lives and calculating depreciation. The company therefore recognized PREI’s componentization approach as a change in accounting estimate that was adopted prospectively from January 1, 2011. Under componentization, the remaining useful lives of certain assets were reduced, resulting in a $6.0 million increase to depreciation and amortization in 2011.

Condensed financial information with respect to PREI is as follows:

Years ended December 31,	2011	2010	2009

Condensed statements of earnings (loss)
Sales – affiliate [1]	$23.4	$20.5	$16.7
Cost of sales, excluding depreciation and amortization	7.0	6.5	6.3
Depreciation and amortization	13.4	7.4	3.2
	20.4	13.9	9.5
Operating earnings	3.0	6.6	7.2
Interest expense	(8.9)	(8.8)	(9.0)
Interest expense – affiliate [1]	(2.4)	(2.1)	(2.9)
Other expense, net	–	0.1	0.1
Income tax recovery	3.0	1.6	2.2
Net earnings (loss)	(5.3)	(2.6)	(2.4)
Other comprehensive income (loss)	0.1	0.2	(1.2)
Total comprehensive income (loss) [2]	$(5.2)	$(2.4)	$(3.6)

As at December 31,	2011	2010

Condensed balance sheets
Current assets
Cash and cash equivalents	$6.0	$3.4
Other	3.1	2.6
Property, plant and equipment	95.5	108.1
	$104.6	$114.1
Current liabilities
Accounts payable and accrued liabilities	$4.7	$4.1
Long-term debt (note 13)	113.8	113.8
Long-term debt – affiliate [1]	20.8	20.8
Future income taxes	12.7	15.7
Deficit [2]	(47.4)	(40.3)
	$104.6	$114.1

[1]   Balances with Catalyst Paper Energy Holdings Inc., a Subsidiary of Catalyst Paper Corporation.

[2]   50% is included in the company’s non-controlling interest (deficit) balances.

The company has identified one other potential VIE, but has not been able to obtain the financial information necessary to evaluate whether the entity is a VIE, or, if the entity is a VIE, whether the company is the primary beneficiary. The company has entered into a building lease agreement with this potential VIE whereby the company has agreed to continue making the prescribed lease payments directly to the financial institution holding the mortgage on the building in the event the lessor is no longer able to meet its contractual obligations. As at December 31, 2011, the principal amount of the mortgage was $4.8 million (2010 – $6.4 million). This agreement does not increase the company’s liability beyond the obligation under the building lease.